Investments Accounted for Using the Equity Method - Summary of Financial Information from Financial Statements of Main Joint Ventures (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Current Assets	$ 1,018,212,660	$ 996,947,772
Non-current Assets	6,839,775,504	6,491,072,392
Current Liabilities	1,041,299,852	1,217,464,152
Non-current Liabilities	3,069,404,660	2,596,392,231
Cash and cash equivalents	235,684,500	245,171,924	$ 419,456,026	$ 245,999,192
Revenues	2,624,576,323	2,410,360,459	2,484,101,582
Depreciation and amortization expense	(236,627,387)	(215,187,300)	(152,684,106)
Income tax expense, continuing operations	(61,227,904)	(153,482,519)	(143,342,301)
Profit (loss)	316,093,218	412,847,757	523,417,911
Other Comprehensive Income	(34,855,794)	(53,736,400)	69,423,985
Comprehensive Income	281,237,424	359,111,357	$ 592,841,896
Centrales Hidroelectricas de Aysen S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Other fixed operating expenses		(125,182)
Other Income		3,526,179
Profit (loss)		3,400,997
Other Comprehensive Income	$ 0	0
Comprehensive Income		$ 3,400,997
Transmisora Electrica de Quillota Ltda. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest	50.00%	50.00%
Current Assets	$ 3,346,667	$ 9,360,553
Non-current Assets	10,834,220	11,530,788
Current Liabilities	365,640	235,264
Non-current Liabilities	1,616,791	1,708,660
Cash and cash equivalents	2,403,904	8,185,391
Revenues	3,191,566	3,003,757
Other fixed operating expenses	(768,866)	(758,607)
Depreciation and amortization expense	(782,800)	(784,364)
Other Income	6,087
Interest income	152,370	187,601
Income tax expense, continuing operations	(407,478)	(349,848)
Profit (loss)	1,390,879	1,309,903
Other Comprehensive Income	0	0
Comprehensive Income	$ 1,390,879	$ 1,309,903